Convertible Note Payable (Tables)	8 Months Ended
Oct. 31, 2018
Notes to Financial Statements
Convertible Note Payable

Based on the previous conclusions, the Company allocated the cash proceeds first to the derivative components at its fair value with the residual allocated to the host debt contract, as follows:

Allocation
Compound embedded derivative	$408,373
Derivative warrants	128,544
Day-one derivative loss	(260,917)
Financing fees	(32,100)
Net proceeds	$(243,900)